Active Passive Very Aggressive Portfolio Investment Strategy - Active Passive Very Aggressive Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Investing in multiple investment asset classes, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets. The Portfolio is one of the Northwestern Mutual Series Fund, Inc. Allocation Portfolios (Active/Passive Allocation Suite) and operates primarily as a “fund of funds.” The Portfolio invests in a combination of both actively managed and passive (i.e., index-tracking) underlying Portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”) and exchange-traded funds (“ETFs”) which are not portfolios of Northwestern Mutual Series Fund, Inc. As a “very aggressive” Portfolio, the adviser will allocate the Portfolio’s assets to a combination of underlying funds that is expected to have the most aggressive investment risk relative to the other Portfolios of the Active/Passive Allocation Suite. The Portfolio is designed primarily for investors with a higher risk tolerance consistent with a portfolio that holds equity investments in pursuit of long-term growth of capital. The Portfolio has a target asset allocation as indicated below:Equity and Other* ExposureFixed Income or Debt ExposureCash EquivalentsActive/Passive Very Aggressive80 – 100%0 – 10%0 – 10%*Other exposure includes REIT and commodity-related investments. These foregoing percentage target ranges are not intended to establish minimum and maximum limits. The adviser may deviate from the asset class target ranges in pursuit of total return and in response to changing market and economic conditions, and, may invest a greater or lesser percentage in any strategic asset class component when the adviser deems it favorable to do so in order to achieve the Portfolio’s investment objective. Equity and Other Exposure: The Portfolio may obtain equity exposure by investing in one or more Underlying Portfolios or ETFs, which may hold a wide range of equity securities including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. “Other” exposure includes both real estate investment trusts (“REITs”) and commodities. The Portfolio may obtain exposure to REITs by investing in ETFs that hold REITs. The Portfolio may obtain commodity exposure through the purchase of swaps on physical commodities or commodity indices, including those which are traded in over-the-counter markets (“OTC”), and by investing in ETFs that provide exposure to commodities markets. Cash Equivalents: The cash equivalent portion of the Portfolio may include, but is not limited to, investments in Underlying Portfolios or ETFs that hold debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities as well as commercial paper, banker’s acceptances, certificates of deposit and time deposits. In order to enhance short duration returns, the adviser may purchase ultra-short bond ETFs. The adviser considers a number of factors when making purchase and sales decisions with respect to the Underlying Portfolios and ETFs. With respect to the equity Underlying Portfolios and ETFs, the adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio or ETF is diversified or non-diversified and whether it employs a particular style of investing, among other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments in those Underlying Portfolios and ETFs that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Portfolio may invest more than 25% of its assets in one Underlying Portfolio or one ETF. An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio or ETF, may invest in emerging markets, a small number of countries or a particular geographic region.